                                                                FOR TOTAL RETURN

                                                                  DELAWARE GROUP
                                                                    Quantum Fund
                                                                  Blue Chip Fund

                                                                            1997

                                                              Semi-Annual Report

                                                         professional management

                                                            service and guidance

                                                                           goals


[PICTURE OF BROKEN PAINTING]

DELAWARE
GROUP
--------
professional management

professional management

More Than 68 Years Of Investment Experience has taught us that disciplined strategies and prudent risk management are a sound approach to any market environment.

goals

goals

Whatever Your Goals,
the years ahead will be shaped by choices you make today. Delaware offers many options that can be an appropriate part of a sound investment plan.



service and guidance

service and guidance

Delaware Believes That The Guidance of a professional financial adviser is vital to your long-term success. We are committed to providing you and your adviser with the highest quality information and service.

--------------------------------------------------------------------------------
JUNE 20, 1997

Dear Shareholder:

I am pleased to present the inaugural report for two Delaware Group Funds that seek capital appreciation from equity investments -- Quantum Fund, which invests in mid-size and large companies deemed socially responsible and Blue Chip Fund which focuses on a diverse mix of large companies.
        Vantage Global Advisors, our affiliate in New York, is the subadviser to these Funds, and uses technology-driven quantitative analysis to identify investment candidates that appear to have exceptional growth and value characteristics.
        These Funds were launched during a period marked by both an impressive rally in their unmanaged benchmark -- the S&P 500 Index and the highest degree of market volatility in seven years.
        From the Funds' inception on February 24, 1997, to May 31, stocks of larger companies, such as those represented by the S&P 500, generally outperformed stocks of mid-size companies. Valuations of large consumer growth companies reached historically high levels. This challenged investors seeking companies with attractive earnings growth and reasonable stock prices.
        From inception to May 31, 1997, Quantum Fund's A Class shares provided total return of +3.06% (net asset value). Blue Chip Fund's A shares had a total return of +2.59% for the same period.
        While this was less than the return of the unmanaged S&P 500 during the period, as shown on page 2, you should keep in mind that management was building long-term portfolios during a period of exceptional short-term market turbulence. Of course, the performance of any equity mutual fund should be judged over a longer term period of at least several years.

VALUATIONS OF LARGE CONSUMER GROWTH COMPANIES REACHED HISTORICALLY HIGH LEVELS. THIS CHALLENGED INVESTORS SEEKING COMPANIES WITH ATTRACTIVE EARNINGS GROWTH AND REASONABLE STOCK PRICES.

discipline

                             1997 SEMI-ANNUAL REPORT                           1

-------------------------------------------------------------------------------

TOTAL RETURN
-------------------------------------------------------------------------------
                                                             FEBRUARY 24, 1997
                                                           THROUGH MAY 31, 1997
-------------------------------------------------------------------------------
Blue Chip Fund A                                   +2.59%
Lipper Growth and Income Fund Average              +4.15% (653 funds)
-------------------------------------------------------------------------------
Quantum Fund A                                     +3.06%
Lipper Growth Fund Average                         +4.22% (851 funds)
-------------------------------------------------------------------------------
Standard & Poor's 500 Index                        +5.26%
Domini Social 400 Index                            +9.22%
-------------------------------------------------------------------------------
THE DOMINI SOCIAL INDEX IS AN UNMANAGED BENCHMARK OF 400 U.S. CORPORATIONS
THAT PASS MULTIPLE, BROAD BASED SOCIAL SCREENS SET BY KINDER, LYNDENBERG, DOMINI & CO., AN INVESTMENT RESEARCH FIRM IN CAMBRIDGE, MASS. FUND
PERFORMANCE QUOTED ABOVE IS BASED ON NET ASSET VALUE WITHOUT EFFECT OF SALES CHARGES. SEC-MANDATED PERFORMANCE INFORMATION FOR ALL CLASSES OF BOTH FUNDS
CAN BE FOUND ON PAGE 7. PERFORMANCE FOR THIS SHORT TIME FRAME MAY NOT BE REPRESENTATIVE OF LONGER TERM RESULTS.

         In the pages that follow, T. Scott Wittman, the Funds' portfolio manager, explains why he believes Quantum and Blue Chip are well-positioned for the coming months. In our opinion, the Funds' holdings exhibit attractive long-term growth potential relative to the broad stock market.
        In closing, I welcome you as charter shareholders of these two new Funds and thank you for choosing to make our technology-based investment strategies part of your portfolio. We appreciate your confidence in Delaware Group.

Sincerely,


/s/  Wayne A. Stork
-----------------------------------------
Wayne A. Stork
CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER


Q.

WHAT IS QUANTUM FUND'S SOCIAL SCREEN?

a.

The Fund does not invest in companies involved in weapons, alcoholic beverages, tobacco, nuclear energy and businesses believed to pollute the environment, as determined by Kinder, Lyndenberg, Domini & Co., an investment research firm in Cambridge, Mass.

2                              1997 SEMI-ANNUAL REPORT

Introducing Your Fund's Portfolio Manager

Mr. Wittman joined Vantage Global Advisors in 1991 and holds bachelor's and master's degrees in business administration from Indiana University. His 15 years of investment experience includes serving as a managing director at TSA Capital Management and Vice President and Manager of Quantitative Analysis at Mellon Bank. Vantage Global Advisors, founded in 1979, is a technology-driven, full-service investment management firm that uses proprietary computer software to systematically identify investment opportunit ies. Based in New York, Vantage Global Advisors manages more than $6 billion in assets for individual and institutional investors.

[Picture of T. Scott Wittman]
T. SCOTT WITTMAN
PRESIDENT AND
CHIEF INVESTMENT OFFICER
VANTAGE GLOBAL ADVISORS

Portfolio Manager's Review


INVESTMENT STRATEGY

Quantum and Blue Chip Funds use technology to evaluate and compare the opportunities offered by various stocks. Sell decisions are based purely on a stock's attractiveness relative to the rest of the market, although we tend to hold our selections until they reach our price target. We focus on stocks that show high growth potential and are selling at reasonable prices based on our computer analysis. Stocks generally fall into two categories: growth or value. Growth investors search for stocks whose historic growth patterns and future growth prospects seem superior to other companies. Value investors look to buy stocks of established companies when they're selling at relatively low prices. Our proprietary computer software directs Quantum and Blue Chip Funds' buy and sell choices and combines both of these concepts for a growth plus value investment strategy.
        In our search for companies with both excellent growth

WE FOCUS ON STOCKS THAT SHOW HIGH GROWTH POTENTIAL AND ARE SELLING AT REASONABLE PRICES BASED ON COMPUTER ANALYSIS.

                              1997 SEMI-ANNUAL REPORT                         3
prospects and underpriced stocks, we conduct daily quantitative analysis, comparing issues on a number of market measures. Factors such as operating earnings, earnings surprises and revisions, dividend yields and price-to-earnings ratios enter into our computer's strategic comparisons. From there, the quantitative advantage that one stock shows over others drives both our buy and sell decisions.

STRATEGIC POSITIONING AND OUTLOOK
We believe the Funds have underperformed the S&P 500 since February because of the market's "irrational exuberance." We were focused on building a prudent long-term portfolio rather than simply participating in a short-term rally. Emotional speculation prompted some investors to bid up some share prices to levels that were not justified, according to our computer's fundamental measures of value.
         Nevertheless, our technology-driven investment approach led us to stocks that provided positive returns.
         We earned above average returns from healthcare and technology stocks. For example one selection for both Funds was Schering-Plough Corp., a large pharmaceutical company that also met Quantum Fund's social screens. Based in New Jersey, Schering-Plough appears to show superior capital appreciation potential based on our computer analysis. The company's products include drugs to treat hepatitis C, a communicable disease that can lead to liver cancer.


PORTFOLIO HIGHLIGHTS
----------------------------------------------------------------------------------------------------
May 31, 1997
                                                         QUANTUM FUND                BLUE CHIP FUND
----------------------------------------------------------------------------------------------------

Market Value of Companies*
        Less than $1.5 billion (small and mid cap)         11.1%                         3.6%
        Greater than $1.5 billion (large cap)              88.9%                        96.4%
Median Market Capitalization                              $4.35 billion                   $8 billion
Number of Stocks                                            111                          100
Average Stock
Price-to-Earnings Ratio**                                  16.9x                        15.9x

 * PERCENT OF NET ASSETS.
** BASED ON A CONSENSUS OF ANALYSTS' EARNINGS ESTIMATE FOR 1998.

4                            1997 SEMI-ANNUAL REPORT

                     Quantitative Investing:
                     How We Harness The Power of Technology

----------------------------------                   ---------------------
            Quantum Fund                                  Blue Chip Fund
 800 Stock Universe, Social Screen                     1200 Stock Universe
    Mid-Size and Large Companies                       Large Cap Companies
----------------------------------                   ---------------------


            ---------------------------------------------------------
            Analysis Based on Fundamental Growth and Value Parameters
            ---------------------------------------------------------

                                     [ART]

              ----------------------------------------------------
              Ranking of Stocks based on Financial Characteristics
              ----------------------------------------------------


                      -------------------------------------
                      100-120 Stocks Selected for Portfolio
                      -------------------------------------


                   THE QUANTITATIVE ADVANTAGE THAT ONE STOCK
                   SHOWS OVER OTHERS DRIVES BOTH OUR
                   BUY AND SELL DECISIONS.



                            1997 SEMI-ANNUAL REPORT                           5


TOP FIVE HOLDINGS
--------------------------------------------------------------------------------------------
May 31, 1997

QUANTUM FUND
COMPANY                               INDUSTRY                         SHARE OF NET ASSETS
--------------------------------------------------------------------------------------------
Ameritech Corp.                    Telephone                                  2.3%
Travelers Group                    Insurance                                  1.9%
Johnson & Johnson                  Health Care                                1.9%
SBC Communications                 Telephone                                  1.7%
Marsh & McLennan                   Insurance                                  1.6%

BLUE CHIP FUND
COMPANY                               INDUSTRY                         SHARE OF NET ASSETS
--------------------------------------------------------------------------------------------
Philip Morris Cos.                 Food/Tobacco                               2.8%
General Electric                   Aerospace/Appliances/Finance               2.7%
Exxon Corp.                        Oil                                        2.3%
Bristol-Myers-Squibb               Pharmaceuticals                            2.3%
Schering-Plough Corp.              Pharmaceuticals                            1.8%


outlook

         In the technology sector, both Funds also benefited from owning shares of Compaq Computer Corp. Amid concern about a reduction in orders at other consumer computer makers, Compaq attracted increased investor attention by showing a solid ability to manage its business and exceed most analysts' earnings estimates.
        A disappointment for both Funds was Boston Chicken Corp. In late spring, the restaurant chain reported stagnant sales, scaled back its expansion plans and announced a restructuring charge. Such situations show that companies sometimes lay an egg that can't be anticipated. The increase in U.S. interest rates since February also negatively affected holdings in electric utility stocks in Blue Chip Fund as well as cyclical and other interest-rate sensitive stocks in both Funds.
        For the coming months, we have positioned each Fund to benefit from a return to what we hope will be a more rational stock market. Within Quantum and Blue Chip Funds, we have significant positions in financial, technology and consumer stocks. Our computer modeling suggests these sectors generally have promising growth and value characteristics.

T. Scott Wittman
SENIOR PORTFOLIO MANAGER
VANTAGE GLOBAL ADVISORS


6                            1997 SEMI-ANNUAL REPORT

PORTFOLIO DIVERSIFICATION
May 31, 1997


          Quantum Fund                                      Blue Chip Fund

Banking and Finance                 18.3%        Banking & Finance                      10.7%
Insurance                           10.9%        Insurance                               5.1%
Technology & Telecom                21.8%        Energy, Utilities & Transportation     14.8%
Retail & Consumer Cyclicals          8.1%        Technology & Telecom                   13.3%
Food & Non-Alcoholic Beverages       8.8%        Basic Industry & Capital Goods         10.3%
Basic Industry & Capital Goods       8.4%        Healthcare                              9.9%
Cash                                 7.1%        Food, Beverage & Tobacco                9.4%
Other Consumer Growth                5.8%        Other Consumer Growth                   9.0%
Healthcare                           6.3%        Retail & Consumer Cyclicals             8.0%
Energy & Transportation              4.5%        Cash                                    5.9%
                                                 Autos                                   3.6%

LIFETIME PERFORMANCE
--------------------------------------------------------------------------------
Aggregate Return February 24, 1997, Through May 31, 1997

                                            QUANTUM FUND         BLUE CHIP FUND
--------------------------------------------------------------------------------
Class A (Est.2/24/97)
        Excluding Sales Charge                 +3.06%               +2.59%
        Including Sales Charge                 -1.79%               -2.24%
--------------------------------------------------------------------------------
Class B (Est.2/24/97)
        Excluding Sales Charge                 +2.94%               +2.35%
        Including Sales Charge                 -1.06%               -1.65%
--------------------------------------------------------------------------------
Class C (Est.2/24/97)
        Excluding Sales Charge                 +2.94%               +2.47%
        Including Sales Charge                 +1.94%               +1.47%

ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED.

CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE. CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE IF REDEEMED BEFORE THE END OF THE SIXTH YEAR. CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF SHARES ARE REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.

VOLUNTARY FEE CAPS EQUAL 1.50% OF NET ASSETS FOR A CLASS SHARES AND 2.20% FOR B AND C CLASS SHARES WERE IN EFFECT AS OF FEBRUARY 24, 1997. RETURNS WOULD HAVE BEEN LOWER WITHOUT THE CAPS.

THE AVERAGE ANNUAL TOTAL RETURN FOR THE LIFETIME PERIOD ENDED MAY 31, 1997, FOR QUANTUM FUND'S AND BLUE CHIP FUND'S INSTITUTIONAL CLASSES, WHICH IS AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES ONLY TO CERTAIN ELIGIBLE INSTITUTIONAL ACCOUNTS, WERE +3.18% AND +2.59% RESPECTIVELY.


                            1997 SEMI-ANNUAL REPORT                           7

Financial Statements
DELAWARE GROUP EQUITY FUNDS II, INC. --
BLUE CHIP FUND
STATEMENT OF NET ASSETS -- MAY 31, 1997
(UNAUDITED)
--------------------------------------------------------------------------------------
                                                            NUMBER OF          MARKET
                                                             SHARES             VALUE
                                                            --------------------------
COMMON STOCK - 95.04%
AEROSPACE & DEFENSE - 1.95%
McDonnell Douglas .............................                415           $ 26,716
United Technologies ...........................                420             33,758
                                                                             --------
                                                                               60,474
                                                                             --------
AUTOMOBILE & AUTO PARTS - 3.57%
B F Goodrich ..................................                305             13,115
Chrysler ......................................              1,205             38,259
Cooper Industries .............................                685             34,935
Ford Motor ....................................                385             14,437
General Motors ................................                175             10,019
                                                                             --------
                                                                              110,765
                                                                             --------
BANKING & FINANCE - 10.71%
Bank of New York ..............................              1,105             47,100
Bank of Boston ................................                530             38,690
Bear Stearns ..................................                900             29,250
Chase Manhattan ...............................                515             48,667
Comerica ......................................                250             15,625
First Chicago NBD .............................                705             41,771
MBIA ..........................................                165             17,717
NationsBank ...................................                495             29,143
Paine Webber Group ............................                400             14,200
Salomon .......................................                200             10,725
Student Loan Marketing Association ............                325             39,528
                                                                             --------
                                                                              332,416
                                                                             --------
BUILDING & MATERIALS - 1.21%
Armstrong World Industries ....................                400             27,200
*USG ..........................................                300             10,462
                                                                             --------
                                                                               37,662
                                                                             --------
CABLE, MEDIA & PUBLISHING - 1.28%
Knight-Ridder .................................                 85              3,666
New York Times ................................                375             17,273
Omnicom Group .................................                325             18,850
                                                                             --------
                                                                               39,789
                                                                             --------
CHEMICALS - 1.63%
Avery -Dennison ...............................                270             10,159
Dow Chemical ..................................                485             40,437
                                                                             --------
                                                                               50,596
                                                                             --------
COMPUTERS & TECHNOLOGY - 5.30%
*Cadence Design Systems .......................              1,100             36,575
*Cisco Systems ................................                235             15,877
*Compaq Computer ..............................                130             14,072
Deluxe ........................................                180              5,850
*Read-Rite ....................................                700             14,569
*Sun Microsystems .............................              1,335             43,137
*Western Digital ..............................                635             34,369
                                                                             --------
                                                                              164,449
                                                                             --------

Top 10 holdings, representing 20.04% of net assets, are in boldface.

------------------------------------------------------------------------------------
                                                           NUMBER OF          MARKET
                                                            SHARES            VALUE
                                                           -------------------------
COMMON STOCK (CONTINUED)
CONSUMER PRODUCTS - 5.68%
Clorox .......................................                360           $ 45,450
General Electric .............................              1,380             83,318
Procter & Gamble .............................                345             47,567
                                                                            --------
                                                                             176,335
                                                                            --------
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.91%
*American Power Conversion ...................                750             17,390
*Gartner Group Class A .......................                375             10,922
                                                                            --------
                                                                              28,312
                                                                            --------
ENERGY - 10.03%
Atlantic Richfield ...........................                100             14,550
Exxon ........................................              1,220             72,285
Halliburton ..................................                250             19,344
Occidental Petroleum .........................              1,450             33,713
*Oryx Energy .................................                750             17,344
Royal Dutch Petroleum ........................                150             29,288
Texaco .......................................                485             52,926
USX-Marathon Group ...........................                845             25,139
Unocal .......................................                865             36,871
Williams .....................................                220              9,707
                                                                            --------
                                                                             311,167
                                                                            --------
ENVIRONMENTAL SERVICES - 1.30%
Honeywell ....................................                555             40,376
                                                                            --------
                                                                              40,376
                                                                            --------
FOOD, BEVERAGE & TOBACCO - 9.43%
American Brands ..............................                310              9,533
*Boston Chicken ..............................              1,200             21,675
Campbell Soup ................................                130              5,980
Coca-Cola ....................................                690             47,092
ConAgra ......................................                350             21,044
Gallaher Group PLC ...........................                310              5,502
Heinz (H.J.)  ................................                750             32,250
Hershey Foods ................................                415             23,292
Philip Morris ................................              1,960             86,240
RJR Nabisco Holdings .........................              1,075             34,803
Universal Foods ..............................                150              5,381
                                                                            --------
                                                                             292,792
                                                                            --------
HEALTHCARE & PHARMACEUTICALS - 9.89%
Abbott Laboratories ..........................                135              8,505
*Amgen .......................................                625             41,836
Bristol-Myers Squibb .........................                985             72,274
Johnson & Johnson ............................                455             27,243
Lincare Holdings .............................                385             14,991
Merck & Co. ..................................                515             46,286
*Oxford Health Plans .........................                565             39,727
Schering-Plough ..............................                620             56,265
                                                                            --------
                                                                             307,127
                                                                            --------

8                           1997 SEMI-ANNUAL REPORT

DELAWARE GROUP BLUE CHIP FUND
STATEMENT OF NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------------
                                                            NUMBER OF          MARKET
                                                             SHARES            VALUE
                                                            -------------------------

COMMON STOCK (CONTINUED)
INDUSTRIAL MACHINERY - 3.65%
Caterpillar ...................................                525           $ 51,253
Harris Corp. ..................................                300             26,588
Ingersoll-Rand ................................                650             35,425
                                                                             --------
                                                                              113,266
                                                                             --------
INSURANCE - 5.09%
Allstate ......................................                100              7,363
CIGNA .........................................                265             46,044
Marsh & McLennan ..............................                300             39,525
Torchmark .....................................                220             14,438
Travelers Group ...............................                920             50,485
                                                                             --------
                                                                              157,855
                                                                             --------
LEISURE, LODGING & ENTERTAINMENT - 1.69%
Callaway Golf .................................              1,300             41,925
*King World Productions .......................                280             10,535
                                                                             --------
                                                                               52,460
                                                                             --------
METALS & MINING - 1.38%
Phelps Dodge ..................................                410             34,286
USX-U.S. Steel Group ..........................                260              8,385
                                                                             --------
                                                                               42,671
                                                                             --------
PAPER & FOREST PRODUCTS - 0.28%
James River-Virginia ..........................                250              8,781
                                                                             --------
                                                                                8,781
                                                                             --------
RETAIL - 4.16%
Gap  ..........................................                450             15,413
Harcourt General ..............................                 75              3,553
Ross Stores ...................................                650             18,484
*Safeway ......................................                800             36,000
Sears, Roebuck & Co. ..........................                275             13,509
TJX  ..........................................                725             34,800
*Woolworth ....................................                300              7,238
                                                                             --------
                                                                              128,997
                                                                             --------
TELECOMMUNICATIONS - 8.93%
AT & T ........................................                345             12,722
Ameritech .....................................                740             48,470
*Ascend Communications ........................                430             23,999
Bell Atlantic .................................                310             21,700
BellSouth .....................................                665             30,174
GTE  ..........................................                910             40,154
*PairGain Technologies ........................                655             13,714
SBC Communications ............................                722             42,254
*Tellabs ......................................                875             44,023
                                                                             --------
                                                                              277,210
                                                                             --------
TEXTILES, APPAREL & FURNITURE - 1.61%
Johnson Controls ..............................                190              8,051
NIKE ..........................................                450             25,650
*Tommy Hilfiger ...............................                365             16,243
                                                                             --------
                                                                               49,944
                                                                             --------
TRANSPORTATIONS & SHIPPING - 2.18%
*AMR ..........................................                245             24,347
Brunswick .....................................                680             20,740
Tidewater .....................................                205              8,636
*UAL ..........................................                180             14,040
                                                                             --------
                                                                               67,763
                                                                             --------


--------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF          MARKET
                                                                               SHARES            VALUE
                                                                               -------------------------
COMMON STOCK (CONTINUED)
UTILITIES - 2.62%
Baltimore Gas & Electric .....................................                  185           $    4,856
Consolidated Edison of NY ....................................                  125                3,640
Edison International .........................................                  210                4,909
General Public Utilities .....................................                  795               27,825
New York State E & G .........................................                  330                7,177
Texas Utilities ..............................................                  630               21,656
Unicom .......................................................                  500               11,375
                                                                                                --------
                                                                                                  81,438
                                                                                                --------
MISCELLANEOUS - 0.56%
Olin .........................................................                  350               14,350
Reynolds & Reynolds Class A ..................................                  135                3,156
                                                                                                --------
                                                                                                  17,506
                                                                                                --------
Total Common Stock (cost $2,848,612) .........................                                 2,950,151
                                                                                                --------

                                                                           PRINCIPAL
                                                                             AMOUNT
REPURCHASE AGREEMENT - 5.86%
With Chase Manhattan 5.45% 6/02/97
 (dated 5/30/97, collateralized by $20,400
 U.S. Treasury Notes 6.25% due 7/31/98,
 market value $20,862)  ......................................           $   20,500               20,500
With J.P. Morgan Securities 5.50% 6/02/97
 (dated 5/30/97, collateralized by $55,300
 U.S. Treasury Notes 5.125% due 2/28/98,
 market value $55,731)  ......................................               54,600               54,600
With PaineWebber 5.50% 6/02/97
 (dated 5/30/97, collateralized by $34,100
 U.S. Treasury Notes 5.625% due 11/30/98,
 market value$34,810 and $19,400
 U.S. Treasury Notes 5.625% due 11/30/00,
 market value $19,439)  ......................................               53,100               53,100
With Prudential Securities 5.53% 6/02/97
 (dated 5/30/97, collateralized by 10,000
 U.S. Treasury Notes 6.25% due 6/30/98,
 market value $10,265 and $42,900
 U.S. Treasury Notes 8.875% due 11/15/98,
 market value $44,734)  ......................................               53,800               53,800
                                                                                                --------
Total Repurchase Agreement
 (cost $182,000)  ............................................                                   182,000
                                                                                                --------

                             1997 SEMI-ANNUAL REPORT                          9


DELAWARE GROUP BLUE CHIP FUND
STATEMENT OF NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------------
                                                                             MARKET
                                                                              VALUE
                                                                         ------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 100.90%
 (cost $3,030,612)  ............................................           $ 3,132,151
LIABILITIES NET OF RECEIVABLES
 AND OTHER ASSETS - (0.90%)  ...................................               (27,968)
                                                                           -----------
NET ASSETS APPLICABLE TO 356,065 SHARES
 ($1.00 par value) OUTSTANDING - 100.00% .......................           $ 3,104,183
                                                                           ===========
NET ASSETS VALUE - BLUE CHIP FUND A CLASS
 ($997,220 / 114,425 shares)  ..................................                 $8.72
                                                                                 =====
NET ASSETS VALUE - BLUE CHIP FUND B CLASS
 ($425,831 / 48,922 shares) ....................................                 $8.70
                                                                                 =====
NET ASSETS VALUE - BLUE CHIP FUND C CLASS
 ($63,546 / 7,298 shares) ......................................                 $8.71
                                                                                 =====
NET ASSETS VALUE - BLUE CHIP FUND INSTITUTIONAL CLASS
 ($1,617,586 / 185,420 shares)  ................................                 $8.72
                                                                                 =====

--------
*Non-income producing securities for the period ended 05/31/97

COMPONENTS OF NET ASSETS AT MAY 31, 1997:
Common stock, $1.00 par value, 200,000,000 shares
 authorized to the Fund with 100,000,000 shares
 allocated to Blue Chip Fund A Class, 25,000,000 shares
 allocated to Blue Chip Fund B Class, 25,000,000 shares
 allocated to Blue Chip Fund C Class and 50,000,000 shares
 allocated to Blue Chip Fund Institutional Class ...............             3,003,734
Accumulated undistributed:
 Net investment income .........................................                 6,002
 Net realized loss on investments ..............................                (7,092)
 Net unrealized appreciation of investments ....................               101,539
                                                                           -----------
 Total net assets ..............................................           $ 3,104,183
                                                                           ===========

See accompanying notes

DELAWARE GROUP
EQUITY FUNDS II, INC. -
QUANTUM FUND
STATEMENTS OF NET ASSETS -
MAY 31, 1997
(UNAUDITED)

--------------------------------------------------------------------------------------
                                                             NUMBER             MARKET
                                                             OF SHARES           VALUE
                                                          ----------------------------
COMMON STOCK - 91.59%
AUTOMOBILES & AUTOMOTIVE PARTS - 0.60%
PACCAR ......................................                  800           $   36,100
                                                                             ----------
                                                                                 36,100
                                                                             ----------
BANKING & FINANCE - 18.29%
Ahmanson (H.F.) & Co. .......................                1,550               63,163
AmSouth Bancorporation ......................                1,522               59,548
Bank of Boston ..............................                  655               47,815
Bank of New York ............................                2,005               85,463
BankAmerica .................................                  750               87,656
Bear Stearns ................................                2,105               68,413
Chase Manhattan .............................                  710               67,095
City National ...............................                2,050               49,456
Comerica ....................................                  965               60,313
Edwards (A.G.)  .............................                1,230               45,664
First Chicago NBD ...........................                  745               44,141
First of America Bank .......................                  855               58,888
First Union .................................                  310               26,621
Mellon Bank .................................                1,000               87,500
NationsBank .................................                1,350               79,481
Paine Webber Group ..........................                1,465               52,008
*Republic New York ..........................                  400               39,900
*Student Loan Marketing Association .........                  600               72,975
                                                                             ----------
                                                                              1,096,100
                                                                             ----------
BUILDINGS & MATERIALS - 0.95%
Oakwood Homes ...............................                2,400               57,000
                                                                             ----------
                                                                                 57,000
                                                                             ----------
CABLE, MEDIA & PUBLISHING - 2.96%
Ennis Business Forms ........................                  875                8,641
Harland (John H.)  ..........................                  865               19,787
New York Times ..............................                1,525               70,245
Omnicom Group ...............................                1,360               78,880
                                                                             ----------
                                                                                177,553
                                                                             ----------
CHEMICALS - 0.59%
Avery-Dennison ..............................                  670               25,209
International Flavors & Fragrances ..........                  230               10,206
                                                                             ----------
                                                                                 35,415
                                                                             ----------
COMPUTERS & TECHNOLOGY - 9.55%
*Cadence Design Systems .....................                2,315               76,974
*Cisco Systems ..............................                1,045               70,603
*Compaq Computer ............................                  655               70,904
Deluxe ......................................                1,350               43,875
*Gartner Group Class A ......................                2,485               72,376
HBO  ........................................                1,265               81,197
*Micron Electronics .........................                  400                6,075
*Microsoft ..................................                  400               49,625
*Quantum ....................................                1,350               52,566
*Western Digital ............................                  880               47,630
                                                                             ----------
                                                                                571,825
                                                                             ----------

------------------
Top 10 holdings, representing 17.12% of net assets, are in boldface.


10                          1997 SEMI-ANNUAL REPORT

DELAWARE GROUP QUANTUM FUND
STATEMENT OF NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------------
                                                            NUMBER            MARKET
                                                           OF SHARES           VALUE
                                                         ----------------------------
COMMON STOCK (CONTINUED)
CONSUMER PRODUCTS - 2.19%
Avon Products ................................              1,130           $ 72,038
Clorox .......................................                470             59,338
                                                                            --------
                                                                             131,376
                                                                            --------
ELECTRONICS & ELECTRICAL EQUIPMENT - 1.01%
*American Power Conversion ...................              2,600             60,288
                                                                            --------
                                                                              60,288
                                                                            --------
ENERGY - 3.02%
*Global Marine ...............................              2,200             49,500
Helmerich & Payne ............................                470             26,379
*Oryx Energy .................................              2,330             53,881
Union Texas Petroleum ........................              2,550             51,319
                                                                            --------
                                                                             181,079
                                                                            --------
FOOD & BEVERAGE - 8.77%
*Boston Chicken ..............................              3,800             68,637
Campbell Soup ................................              1,375             63,250
Coca Cola ....................................              1,435             97,939
Coca-Cola Enterprises ........................              1,215             25,667
Flowers Industries ...........................              3,520             62,040
Hershey Foods ................................              1,455             81,662
Hormel Foods .................................                375              9,469
International Multifoods .....................                255              7,204
Interstate Bakeries ..........................              1,150             61,813
Ralston-Purina Group .........................                470             40,068
Universal Foods ..............................                220              7,893
                                                                            --------
                                                                             525,642
                                                                            --------
HEALTHCARE & PHARMACEUTICALS - 6.27%
*Amgen .......................................                735             49,199
*HEALTHSOUTH .................................              2,450             56,044
Johnson & Johnson ............................              1,860            111,367
*Lincare Holdings ............................                955             37,185
*PhyCor ......................................                920             26,277
Schering-Plough ..............................              1,050             95,288
                                                                            --------
                                                                             375,360
                                                                            --------
INSURANCE - 10.88%
Allstate .....................................                875             64,422
CIGNA ........................................                510             88,613
Marsh & McLennan .............................                750             98,813
Mercury General ..............................                805             58,966
Mid Ocean ....................................                155              7,033
OldRepublic International ....................              1,125             33,891
*Oxford Health Plans .........................              1,075             75,586
*Reliance Group Holdings .....................              4,000             49,000
SunAmerica ...................................              1,275             60,244
Travelers Group ..............................              2,100            115,238
                                                                            --------
                                                                             651,806
                                                                            --------
LEISURE, LODGING & ENTERTAINMENT - 1.78%
Callaway Golf ................................              2,210             71,273
Fleetwood Enterprises ........................                260              7,020
King World Productions .......................                750             28,219
                                                                            --------
                                                                             106,512
                                                                            --------


---------------------------------------------------------------------------------------
                                                              NUMBER            MARKET
                                                             OF SHARES           VALUE
                                                           ----------------------------
COMMON STOCK (CONTINUED)
METALS & MINING - 0.35%
Cleveland Cliffs Iron .........................                 500           $  21,125
                                                                              ---------
                                                                                 21,125
                                                                              ---------
PACKAGING & CONTAINERS - 0.77%
*Sealed Air ...................................               1,010              46,334
                                                                              ---------
                                                                                 46,334
                                                                              ---------
RETAIL - 8.07%
Gap ...........................................               1,005              34,421
Pier 1 Imports ................................               2,610              58,399
Ross Stores ...................................               2,355              66,970
*Safeway ......................................               1,300              58,500
Sears, Roebuck ................................               1,690              83,021
TJX ...........................................               1,675              80,400
Tiffany .......................................               1,410              65,389
*Woolworth ....................................               1,500              36,178
                                                                              ---------
                                                                                483,278
                                                                              ---------
TELECOMMUNICATIONS - 12.22%
*ADC Telecommunications .......................               1,805              61,934
Ameritech .....................................               2,135             139,843
*Ascend Communications ........................                 520              29,022
Bell Atlantic .................................               1,150              80,500
Cincinnati Bell ...............................                 685              42,128
*PairGain Technologies ........................               2,710              56,741
*PictureTel ...................................               1,040              12,935
SBC Communications ............................               1,770             103,545
*Tellabs ......................................               1,470              73,959
U.S. West Communications Group ................               1,890              69,221
*WorldCom .....................................               2,100              62,344
                                                                              ---------
                                                                                732,172
                                                                              ---------
TEXTILES, APPAREL & FURNITURE - 1.51%
NIKE ..........................................                 650              37,050
*Tommy Hilfiger ...............................               1,200              53,400
                                                                              ---------
                                                                                 90,450
                                                                              ---------
TRANSPORTATION & SHIPPING - 1.47%
*AMR ..........................................                 540              53,663
Tidewater .....................................                 185               7,793
*UAL ..........................................                 340              26,520
                                                                              ---------
                                                                                 87,976
                                                                              ---------
MISCELLANEOUS - 0.34%
Jostens .......................................                 825              20,316
                                                                              ---------
                                                                                 20,316
                                                                              ---------
Total Common Stock (cost $5,199,946) ..........                               5,487,707
                                                                              ---------

                                                            PRINCIPAL
                                                             AMOUNT

REPURCHASE AGREEMENT - 7.09%
With Chase Manhattan 5.45% 6/02/97
 (dated 5/30/97, collateralized by $48,000
 U.S. Treasury Notes 6.25% due 7/31/98,
 market value $48,717)  .......................            $ 48,000              48,000
With J.P. Morgan Securities 5.50% 6/02/97
 (dated 5/30/97, collateralized by $129,000
 U.S Treasury Notes 5.125% due 2/28/98,
 market value $130,142)  ......................             127,000             127,000

                           1997 SEMI-ANNUAL REPORT                           11


DELAWARE GROUP QUANTUM FUND
STATEMENT OF NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL                MARKET
                                                                          AMOUNT                    VALUE
                                                                        -------------------------------------
REPURCHASE AGREEMENT (CONTINUED)
With PaineWebber 5.50% 6/02/97
 (dated 5/30/97, collateralized by $80,000
 U.S. Treasury Notes 5.625% due 11/30/98,
 market value $81,288 and $45,000
 U.S. Treasury Notes 5.625% due 11/30/00,
 market value $45,394) ........................................           $   124,000            $   124,000
With Prudential Securities 5.53% 6/02/97
 (dated 5/30/97, collateralized by 23,000
 U.S. Treasury Notes 6.25% due 6/30/98,
 market value $23,970 and $100,000
 U.S. Treasury Notes 8.875% due 11/15/98,
 market value $104,461) .......................................               126,000                126,000
                                                                                                 -----------
Total Repurchase Agreement
 (cost $425,000) ..............................................                                      425,000
                                                                                                 -----------
TOTAL MARKET VALUE OF SECURITIES OWNED -
 (cost $5,624,946) - 98.68%  ..................................                                  $ 5,912,707
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 1.32%  ..................................                                       78,889
                                                                                                 -----------
NET ASSETS APPLICABLE TO 683,990 SHARES
 ($1 par value ) OUTSTANDING - 100.00% ........................                                  $ 5,991,596
                                                                                                 ===========
NET ASSETS VALUE - QUANTUM FUND A CLASS
 ($2,341,521 / 267,177 shares)  ...............................                                        $8.76
                                                                                                       =====
NET ASSETS VALUE - QUANTUM FUND B CLASS
 ($1,757,416 / 200,908 shares)  ...............................                                        $8.75
                                                                                                       =====
NET ASSETS VALUE - QUANTUM FUND C CLASS
 ($280,479 / 32,058 shares)  ..................................                                        $8.75
                                                                                                       =====
NET ASSETS VALUE - QUANTUM FUND INSTITUTIONAL CLASS
 ($1,612,180 / 183,847 shares)  ...............................                                        $8.77
                                                                                                       =====
----------------
*Non-income producing securities for the period ended 05/31/97

COMPONENTS OF NET ASSETS AT MAY 31, 1997:
Common stock, $1.00 par value, 200,000,000 shares
 authorized to the Fund with 100,000,000 shares
 allocated to Quantum Fund A Class, 25,000,000 shares
 allocated to Quantum Fund B Class, 25,000,000 shares
 allocated to Quantum Fund C Class and 50,000,000
 shares allocated to Quantum Fund Institutional Class .........                                    5,716,969
Accumulated undistributed :
 Net investment income ........................................                                        3,985
 Net realized loss on investments .............................                                      (17,119)
 Net unrealized appreciation of investments ...................                                      287,761
                                                                                                 -----------
 Total net assets .............................................                                  $ 5,991,596
                                                                                                 ===========

See accompanying notes

DELAWARE GROUP
EQUITY FUNDS II, INC.
STATEMENTS OF ASSETS AND LIABILITIES -
MAY 31, 1997
(UNAUDITED)
-----------------------------------------------------------------------------------------
                                                            BLUE CHIP           QUANTUM
                                                            FUND                FUND
                                                            -----------------------------
ASSETS:
Investments at market (cost $3,030,612
 and $5,624,946)  .............................           $3,132,151           $5,912,707
Subscriptions receivable ......................              273,516              271,375
Dividends and interest receivable .............                3,474                3,840
Cash ..........................................                1,481                1,085
Receivable for securities sold- ...............                    -               41,219
Other assets ..................................                    1                  159
                                                          ----------           ----------
Total assets ..................................            3,410,623            6,230,385
                                                          ----------           ----------
LIABILITIES:
Payable for securities purchased ..............              299,323              224,989
Other accounts payable and accrued expenses ...                7,117               13,800
                                                          ----------           ----------
 Total liabilities ............................              306,440              238,789
                                                          ----------           ----------
TOTAL NET ASSETS ..............................           $3,104,183           $5,991,596
                                                          ==========           ==========

See accompanying notes

12                          1997 SEMI-ANNUAL REPORT

DELAWARE GROUP
EQUITY FUNDS II, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 1997
------------------------------------------------------------------------------------------

                                                          BLUE CHIP              QUANTUM
                                                            FUND                   FUND
                                                         ---------------------------------
INVESTMENT INCOME:
Dividends ....................................           $  10,869            $  13,690
Interest .....................................               2,249                4,095
                                                         ---------            ---------
                                                            13,118               17,785
                                                         ---------            ---------
EXPENSES:
Management fees ..............................               3,517                6,904
Dividend disbursing and transfer agent fees
 and expenses ................................               3,520                6,652
Distribution expense .........................               1,002                5,293
Custodian fees ...............................                 950                  442
Registration fees ............................                 450                   70
Reports and statements to shareholders280 ....                 330
Accounting fees and salaries .................                 251                  426
Directors' fees ..............................                 247                  250
Taxes (other than taxes on income) ...........                 110                   80
Professional fees ............................                  80                   80
Other ........................................                 546                  222
                                                         ---------            ---------
                                                            10,953               20,749
Less expenses absorbed by Delaware
 Management Company, Inc. ....................              (3,837)              (6,949)
                                                         ---------            ---------
                                                             7,116               13,800

NET INVESTMENT INCOME ........................           $   6,002            $   3,985
                                                         ---------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized loss from security transactions .              (7,092)             (17,119)
Net unrealized appreciation of investments
 during the period ...........................             101,539              287,761
                                                         ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ..............................              94,447              270,642
                                                         ---------            ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .............................           $ 100,449            $ 274,627
                                                         =========            =========

                             See accompanying notes

DELAWARE GROUP
EQUITY FUNDS II, INC.
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)
-------------------------------------------------------------------------------------------
                                                         FOR THE PERIOD ENDED MAY 31, 1997
                                                          BLUE CHIP                QUANTUM
                                                            FUND                     FUND
                                                       ------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ......................           $     6,002            $     3,985
Net realized loss from security transactions                (7,092)               (17,119)
Net unrealized appreciation of investments
 during the period .........................               101,539                287,761
                                                       -----------            -----------
Net increase in net assets
 resulting from operations .................               100,449                274,627
                                                       -----------            -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class ...................................               989,005              2,278,315
 B Class ...................................               459,311              1,682,574
 C Class ...................................                59,925                266,881
 Institutional Class .......................             1,573,919              1,563,380
                                                       -----------            -----------
                                                         3,082,160              5,791,150
                                                       -----------            -----------
Cost of shares repurchased:
 A Class ...................................               (27,117)               (63,253)
 B Class ...................................               (51,234)                (8,883)
 C Class ...................................                   (75)                   (45)
 Institutional Class .......................                     0                 (2,000)
                                                       -----------            -----------
                                                           (78,426)               (74,181)
                                                       -----------            -----------
Increase in assets derived from capital
 share transactions ........................             3,003,734              5,716,969
                                                       -----------            -----------
NET INCREASE IN NET ASSETS .................             3,104,183              5,991,596

NET ASSETS:
Beginning of year ..........................                     0                      0
                                                       -----------            -----------
End of year ................................           $ 3,104,183            $ 5,991,596
                                                       ===========            ===========

                             See accompanying notes

                           1997 SEMI-ANNUAL REPORT                           13

DELAWARE GROUP EQUITY FUNDS II, INC.
FINANCIAL HIGHLIGHTS
MAY 31, 1997
--------------------------------------------------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                Blue Chip Fund     Blue Chip Fund    Blue Chip Fund     Blue Chip Fund
                                                     A Class           B Class          C Class       Institutional Class
                                               ---------------------------------------------------------------------------
                                                  2/24/1997(1)       2/24/1997(1)      2/24/1997(1)       2/24/1997(1)
                                                       To                To                To                  To
                                                     5/31/97           5/31/97           5/31/97             5/31/97
                                                   (Unaudited)      (Unaudited)        (Unaudited)         (Unaudited)
Net asset value, beginning of period ....       $       8.5000   $       8.5000    $      8.5000    $         8.5000

Income from investment operations:
 Net investment income(2)  ..............               0.0212           0.0067           0.0003              0.0275
 Net realized and unrealized gain
  from investments ......................               0.1988           0.1933           0.2097              0.1925
                                                --------------   --------------    -------------    ----------------
 Net increase in net assets from
  investment operations .................               0.2200           0.2000           0.2100              0.2200
                                                --------------   --------------    -------------    ----------------
Net asset value, end of period ..........       $       8.7200   $       8.7000   $       8.7100    $         8.7200
                                                ==============   ==============    =============    ================
Total return(3)  ........................                 2.59%            2.35%            2.47%               2.59%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) .      $          997   $          426    $          64     $         1,617
 Ratio of expenses to average net assets .                1.50%            2.20%            2.20%               1.20%
 Ratio of expenses to average net assets
  prior to expense limitation ............                2.20%            2.90%            2.90%               1.90%
 Ratio of net investment income to
  average net assets .....................                1.08%            0.38%            0.38%               1.38%
 Ratio of net investment income to average
  net assets prior to expense limitation .                0.38%           (0.32%)          (0.32%)              0.68%
 Portfolio turnover ......................                  23%              23%              23%                 23%
 Average commission rate paid(4)..........      $       0.0378    $      0.0378     $     0.0378     $        0.0378

--------
1 Date of commencement of operations, ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.
4 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

14                            1997 SEMI-ANNUAL REPORT


FINANCIAL HIGHLIGHTS (continued)

-----------------------------------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout the period was as follows:

                                               QUANTUM FUND  QUANTUM FUND  QUANTUM FUND    QUANTUM FUND
                                                 A CLASS       B CLASS       C CLASS    INSTITUTIONAL CLASS
                                             --------------------------------------------------------------
                                              2/24/1997(1)   2/24/1997(1)  2/24/1997(1)    2/24/1997(1)
                                                    TO           TO            TO              TO
                                                  5/31/97      5/31/97       5/31/97         5/31/97
                                               (Unaudited)   (Unaudited)   (Unaudited)     (Unaudited)
Net asset value, beginning of period ....       $   8.500     $  8.500     $  8.500          $ 8.500

Income from investment operations:
 Net investment income (loss)(2).........          0.0101      (0.0043)     (0.0043)          0.0164
 Net realized and unrealized gain
  from investments ......................          0.2499       0.2543       0.2543           0.2536
                                                ---------    ---------    ---------         --------
Net increase in net assets from
 investment operations ..................          0.2600       0.2500       0.2500           0.2700
                                                ---------    ---------    ---------         --------
Net asset value, end of period ..........       $  8.7600     $ 8.7500    $  8.7500          $8.7700
                                                ---------    ---------    ---------         --------
Total return(3)..........................            3.06%        2.94%        2.94%            3.18%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) .      $   2,342     $  1,757    $     280          $ 1,613
 Ratio of expenses to average net assets .           1.50%        2.20%        2.20%            1.20%
 Ratio of expenses to average net assets
  prior to expense limitation .............          2.20%        2.90%        2.90%            1.90%
 Ratio of net investment income to average
  net assets ..............................          0.63%       (0.07%)      (0.07%)           0.93%
 Ratio of net investment income to average
  net assets prior to expense limitation ..         (0.12%)      (0.82%)      (0.82%)           0.18%
 Portfolio turnover .......................            20%          20%          20%              20%
 Average commission rate paid(4)...........     $  0.0372    $  0.0372    $  0.0372          $0.0372

------
1 Date of commencement of operations, ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.
4 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

                           1997 SEMI-ANNUAL REPORT                           15

DELAWARE GROUP EQUITY FUNDS II, INC.
STANDARD NOTES TO FINANCIAL STATEMENTS - MAY 31, 1997
--------------------------------------------------------------------------------
Delaware Group Equity Funds II, Inc. (The "Company") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Maryland Corporation and offers four series, the Decatur Income Fund, the Decatur Total Return Fund, the Blue Chip Fund and the Quantum Fund (The "Funds"). Each series offers four classes of shares.

The investment objective of the Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.

The investment objective of the Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meets the Fund's "Social Criteria" strategy.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds:

Security Valuation - Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

16                         1997 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
Federal Income Taxes - Each Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Blue Chip Fund and Quantum Fund declares and pays dividends from net investment income and capital gains annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company, Inc. (DMC), the Investment Manager of the Funds, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion for Blue Chip Fund and 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion for Quantum Fund.

DMC has entered into a sub-advisory agreement with Vantage Global Advisors, Inc. with respect to the management of the Funds. For the services provided to DMC, DMC pays the subadviser 0.15% and 0.20% of the fee paid to DMC for Blue Chip Fund and Quantum Fund, respectively. The Funds do not pay any fees to the sub-advisers.

DMC has elected to waive that portion if any of the management fee and reimburse the Funds to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses exceed 1.20% of average daily net assets of the Funds through May 31, 1997. Total expenses absorbed by DMC for the period ended May 31, 1997, were $3,837 and $6,949 for Blue Chip Fund and Quantum Fund, respectively.

--------------------------------------------------------------------------------

The Funds has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Funds. The Funds also engaged DSC to provide accounting services for the Funds. For the period ended May 31, 1997, the Blue Chip Fund and Quantum Fund expensed $3,520 and $6,652 for dividend disbursing and transfer agent services and $207 and $339 for accounting services and had liabilities for such fees and other expenses payable to DSC for $3,164 and $6,636, respectively.

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class for each Fund. For the period ended May 31, 1997, DDLP earned $2,899 and $6,621 for commissions on sales of Blue Chip Fund A Class shares and Quantum Fund A Class shares, respectively.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Funds. These officers, directors and employees are paid no compensation by the Funds.

3. Investments
During the period ended May 31, 1997, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:
                                                Blue Chip Fund  Quantum Fund
                                                --------------  ------------
Purchases. . . . . . . . . . . . . . . . .          $2,982,036   $5,389,334
Sales. . . . . . . . . . . . . . . . . . .            $133,424     $189,388

Investment securities based on cost for federal income tax purposes at May 31, 1997 are as follows:
                                                Blue Chip Fund  Quantum Fund
                                                --------------  ------------

Cost of investments. . . . . . . . . . . .          $2,848,613   $5,627,053

Aggregate unrealized appreciation                     $155,753     $368,111
Aggregate unrealized depreciation                      $54,215      $82,457
                                                    ----------   ----------
Net unrealized appreciation                           $101,538     $285,654

4. Capital Stock
Transactions in capital stock were as follows:

                                                Blue Chip Fund  Quantum Fund
                                                --------------  ------------
Shares sold:
 A Class. . . . . . . . . . . . . . . . . .            117,786      274,602
 B Class. . . . . . . . . . . . . . . . . .             55,338      201,988
 C Class. . . . . . . . . . . . . . . . . .              7,307       32,063
 Institutional Class. . . . . . . . . . . .            185,420      184,099
                                                    ----------   ----------
                                                       365,851      692,752
                                                    ----------   ----------
Shares repurchased:
 A Class. . . . . . . . . . . . . . . . . .             (3,361)      (7,425)
 B Class. . . . . . . . . . . . . . . . . .             (6,416)      (1,080)
 C Class. . . . . . . . . . . . . . . . . .                 (9)          (5)
 Institutional Class. . . . . . . . . . . .                  0         (252)
                                                    ----------   ----------
                                                        (9,786)      (8,762)
                                                    ----------   ----------
Net Increase (Decrease). . . . . . . . . .             356,065      683,990
                                                    ==========   ==========

                         1997 SEMI-ANNUAL REPORT                             17

DELAWARE GROUP OF FUNDS

For Growth of Capital
Aggressive Growth Fund
Trend Fund
DelCap Fund
Value Fund
U.S. Growth Fund
Tax-Efficient Equity Fund
Growth Stock Fund

For Total Return
Quantum Fund
Blue Chip Fund
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
Delaware Fund

For International Diversification
Emerging Markets Fund
New Pacific Fund
World Growth Fund
International Equity Fund
Global Assets Fund
Global Bond Fund

[PICTURE OF KEYBOARD]
funds

For Current Income
Delchester Fund
Strategic Income Fund
U.S. Government Fund
U.S. Government Securities Fund
Limited-Term Government Fund

For Tax-Exempt Current Income
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*

Money Market Funds
Delaware Cash Reserve
U.S. Government Money Fund
Tax-Free Money Fund

* Available for the following states: AZ, CA, CO, FL, ID, IA, KS, MN, MO, NM, NY, ND, OR, PA, UT, WA, WI.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF QUANTUM FUND AND BLUE CHIP FUND SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR QUANTUM FUND AND BLUE
CHIP FUND, WHICH SETS FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS. YOU SHOULD READ THE
PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGU RES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

[PICTURE OF GLOBE]

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia, PA

SUBADVISER
Vantage Global Advisors, Inc.
630 Fifth Avenue
New York, NY 10111

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, PA

SHAREHOLDER SERVICING, DIVIDEND DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, PA

1818 Market Street
Philadelphia, PA 19103-3682

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES
1.800.659.2265

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan: however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

Copy Rights Delaware Distributors, L.P.

DELAWARE
GROUP
--------

Printed in the USA on
recycled paper

(74-DDLP)
SA-143 [5/97] PP 7/97